Non-interest income (Details) - AUD ($) $ in Millions	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Net fees
Facility fees	$ 763	$ 697	$ 686
Transaction fees	1,118	1,146	1,132
Other non-risk fee income	135	154	122
Fee income	2,016	1,997	1,940
Credit card loyalty programs	(134)	(153)	(126)
Transaction fee related expenses	(210)	(199)	(143)
Fee expenses	(344)	(352)	(269)
Net fees	1,672	1,645	1,671
Net wealth management and insurance
Net wealth management income	441	562	726
Life insurance premium income			834
Life insurance investment and other income			(141)
Total insurance premium, investment and other income			693
Life insurance claims, changes in life insurance liabilities and other expenses			(611)
Total insurance claims, changes in life insurance liabilities and other expenses			(611)
Net wealth management and insurance	441	562	808
Trading	704	717	664
Other
Dividends received from other entities	3	1	4
Net gain/(loss) on disposal of assets	6		(3)
Net gain/(loss) on hedging of overseas operations	(1)
Net gain/(loss) on derivatives held for risk management purposes	7	1	9
Net gain/(loss) on financial instruments measured at fair value	(24)	78	12
Net gain/(loss) on disposal of controlled entities and other businesses		268	(823)
Other	27	56	103
Total other	18	404	(698)
Total non-interest income	2,835	3,328	2,445
Reduction of non-interest income related to remediation costs	44	52	64
Disposed of by sale | Advance Asset Management Limited
Other
Gain on sale		243
Disposed of by sale | Australian life insurance business
Other
Loss on sale			1,112
Disposed of by sale | Auto finance
Other
Gain on sale			170
Disposed of by sale | NZ life insurance
Other
Gain on sale			119
Credit card loyalty programs
Other
Deferred Income	338	324	$ 330
Parent Entity
Net fees
Facility fees	709	647
Transaction fees	935	959
Other non-risk fee income	125	136
Fee income	1,769	1,742
Credit card loyalty programs	(106)	(120)
Transaction fee related expenses	(169)	(161)
Fee expenses	(275)	(281)
Net fees	1,494	1,461
Net wealth management and insurance
Trading	637	678
Other
Dividends received from subsidiaries	1,284	1,050
Transactions with subsidiaries	564	550
Dividends received from other entities	1	1
Net gain/(loss) on disposal of assets	8	1
Net gain/(loss) on hedging of overseas operations	(4)	(51)
Net gain/(loss) on derivatives held for risk management purposes	7	1
Net gain/(loss) on financial instruments measured at fair value	(32)	71
Other	23	45
Total other	1,851	1,668
Total non-interest income	3,982	3,807
Reduction of non-interest income related to remediation costs	30	56
Parent Entity | Credit card loyalty programs
Other
Deferred Income	$ 35	$ 32